Marketable debt securities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable Debt Securities
Balance at beginning of the year	R$ 79,036,792	R$ 56,875,514	R$ 73,702,474
Issuances	60,583,109	101,784,961	60,047,656
Payments	(39,154,639)	(97,220,580)	(82,900,914)
Interest (Note 32)	6,951,908	4,536,849	2,785,942
Exchange differences and Others	(296,295)	13,060,048	3,240,356
Balance at end of the year	R$ 107,120,875	R$ 79,036,792	R$ 56,875,514